13. STOCK OPTIONS (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Shares:
Outstanding at beginning of period	1,747,090	1,747,090	15,473,398
Shares granted		452,300	2,853,359
Shares exercised	28,688	229,959	509,656
Shares forfeitures		(213,983)	0
Outstanding at end of period		17,755,448	1,747,090	15,473,398
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.455	$ 0.455	$ 0.326
Shares granted		1.200	1.179
Shares exercised		.979	0.250
Shares forfeitures		1.065	(0.000)
Outstanding at end of period		$ .460	$ 0.455	$ 0.326
Aggregate Intrinsic Value
Outstanding at end of period		$ 8,809,493
Stock Options
Shares:
Outstanding at beginning of period	4,532,668	4,532,668	2,182,668	15,404
Shares granted		3,020,000	2,870,000	2,180,000
Shares exercised		(73,191)	0	0
Shares forfeitures		(2,588,143)	(520,000)	(12,736)
Outstanding at end of period		4,891,334	4,532,668	2,182,668
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 2.025	$ 2.025	$ 1.698	$ 14.68
Shares granted		1.125	2.615	1.683
Shares exercised		(.250)	.000	.000
Shares forfeitures		(2.650)	(3.906)	14.764
Outstanding at end of period		$ 1.165	$ 2.025	$ 1.698
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 9,180,369	$ 9,180,369	$ 3,706,519	$ 226,059
Shares granted		$ 3,397,600	$ 7,504,850	$ 3,668,500
Shares exercised		$ (18,298)	$ 0	$ 0
Shares forfeitures		$ (6,859,712)	$ (2,031,000)	$ (188,040)
Outstanding at end of period		$ 5,699,959	$ 9,180,369	$ 3,706,519